UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, DC  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

       REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:     JUNE 30, 2010
        CHECK HERE IF AMENDMENT []; AMENDMENT NUMBER: __________________

                       THIS AMENDMENT (CHECK ONLY ONE.):

                           [  ]  IS A RESTATEMENT
                        [  ]  ADDS NEW HOLDINGS ENTRIES.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

              NAME:   W.R. Huff Asset Management Co., L.L.C.
                      --------------------------------------

              ADDRESS:  1776 On The Green
                        67 Park Place, 9th Floor
                        ------------------------
                        Morristown, NJ 07960
                        --------------------

FORM 13F FILE NUMBER: 28-    10831
                             -----

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

NAME:      Edward T. Dartley
           -----------------
TITLE:     Counsel
           -------
PHONE:     (973) 984-1233
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SIGNATURE, PLACE, AND DATE OF SIGNING:

/s/ Edward T. Dartley
---------------------

Morristown, NJ
--------------

8/16/10
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REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       22
---------------------------------------       --


Form 13F Information Table Value Total:       $263,645     (thousands)
---------------------------------------       ------------------------


List of Other Included Managers:     None
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

                           Form 13F Information Table



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
AT&T Inc                    Com        00206R102      587       24,250  SH         SOLE                24,250
Apple Inc                   Com        037833100      395        1,570  SH         SOLE                 1,570
                            Sponsored
BP PLC                      ADR        055622104    4,277      148,100  SH         SOLE               148,100
Bristol Myers Squibb Co     Com        110122108      247        9,885  SH         SOLE                 9,885
CKX Inc                     Com        12562M106   69,594   13,946,612  SH         SOLE            13,946,612
Chevron Corp New            Com        166764100      407        6,000  SH         SOLE                 6,000
Clear Channel Outdoor
  Hldgs                     CL A       18451C109      167       19,200  SH         SOLE                19,200
Comcast Corp New            CL A       20030N101   13,315      766,533  SH         SOLE               766,533
Corning Inc                 Com        219350105    2,383      147,578  SH         SOLE               147,578
                            Sponsored
Deutsche Telekom AG         ADR        251566105      141       12,055  SH         SOLE                12,055
Freeport-McMoRan
Copper & Gold               Com        35671D857    5,342       90,350  SH         SOLE                90,350
Hewlett Packard Co          Com        428236103      499       11,530  SH         SOLE                11,530
Kraft Foods Inc             CL A       50075N104    5,555      198,386  SH         SOLE               198,386
Mercer Intl Inc             Com        588056101    6,678    1,677,969  SH         SOLE             1,677,969
Portugal Telecom            Sponsored
  SGPS S A                  ADR        737273102      121       12,175  SH         SOLE                12,175
Rentrak Corp                Com        760174102   25,231    1,037,042  SH         SOLE             1,037,042
                            Sponsored
Royal Dutch Shell PLC       ADR A      780259206    2,554       50,850  SH         SOLE                50,850
Sara Lee Corp               Com        803111103      223       15,845  SH         SOLE                15,845
                            Sponsored
Telefonica S A              ADR        879382208      430        7,739  SH         SOLE                 7,739
Time Warner Cable Inc       Com        88732J207  120,506    2,313,855  SH         SOLE             2,313,855
                            Sponsored
Total S A                   ADR        89151E109    4,500      100,800  SH         SOLE               100,800
Verizon Communications Inc  Com        92343V104      493       17,600  SH         SOLE                17,600



This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.